Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Carrying value and fair value of long-term debt
Variable-rate long-term debt, Carrying Value	$ 1,214,500	$ 817,000
Variable-rate long-term debt, Fair Value	$ 1,214,500	$ 817,000